Pax World Funds Series Trust I
Supplement Dated March 5, 2013
to the Prospectus dated May 1, 2012

Effective March 15, 2013, the name of ESG Managers Aggressive Growth Portfolio changed to ESG Managers Growth Portfolio; the name of ESG Managers Growth Portfolio changed to ESG Managers Growth and Income Portfolio; the name of ESG Managers Moderate Portfolio changed to ESG Managers Balanced Portfolio ; and the name of ESG Managers Conservative Portfolio changed to ESG Managers Income Portfolio. Accordingly, each reference in the Prospectus and Statement of Additional Information to ESG Managers Aggressive Growth Portfolio, ESG Managers Growth Portfolio,
ESG Managers Moderate Portfolio and ESG Managers Conservative Portfolio is hereby replaced with ESG Managers Growth Portfolio, ESG Managers
Growth and Income Portfolio, ESG Managers Balanced Portfolio and ESG Managers Income Portfolio, respectively.

1)	The following replaces the first paragraph on page 4 of the Prospectus, under the heading Investment Objective :

The Growth Portfolios investment objective is to seek long-term capital appreciation.


2)	The following paragraph replaces the second and third full paragraphs on page 6 of the Prospectus, under the heading Principal Investment
Strategies:

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds
(ETFs)) almost all of its total assets in equity securities (e.g., stocks), although it may invest a small portion (generally less than 10%) of its total assets in fixed income securities. The Growth Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Growth Portfolio uses multiple subadvisers (Sleeve Subadvisers) to implement its principal investment strategies. The Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth Portfolios assets (referred to as sleeves) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth Portfolios assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.


3)	The following replaces the first paragraph on page 12 of the Prospectus, under the heading Investment Objective:

The Growth and Income Portfolios investment objective is to seek long-term capital appreciation plus current income.

4)	The following paragraph replaces the second and third full paragraphs on page 14 of the Prospectus, under the heading Principal Investment
Strategies:

Under normal market conditions, the Growth and Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) most of its total assets in equity securities (e.g., stocks) that pay current dividends and that the Adviser or a Sleeve Subadviser (as defined below) believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth and Income Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

 The Growth and Income Portfolio uses multiple subadvisers (Sleeve Subadvisers) to implement its principal investment strategies. The Growth and Income Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth and Income Portfolios assets (referred to as sleeves) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth and Income Portfolios assets to one or more investments, such as mutual funds or ETFs, that are not managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.


5)	The following paragraph replaces the second and third full paragraphs on page 23 of the Prospectus, under the heading Principal Investment
Strategies:

Under normal market conditions, the Balanced Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds
(ETFs)) approximately 60-75% of its total assets in equity securities (e.g., stocks), and approximately 25-40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), depending on market conditions. The Balanced
Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Balanced Portfolio uses multiple subadvisers (Sleeve Subadvisers) to implement its principal investment strategies. The Balanced Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Balanced Portfolios assets (referred to as sleeves) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Balanced
Portfolios assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance
(ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own
ESG criteria.


6)	The following paragraph replaces the first full paragraph on page 30 of the Prospectus, under the heading Investment Objective:

The Income Portfolios primary investment objective is to maximize current income while preserving capital. As a secondary objective and to the extent consistent with its primary investment objective, the Income Portfolio seeks capital appreciation.


7)	The following paragraph replaces the second and third full paragraphs on page 32 of the Prospectus, under the heading Principal Investment
Strategies:

Under normal market conditions, the Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds
(ETFs)) at least 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Income Portfolio may invest in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Income Portfolio uses multiple subadvisers (Sleeve Subadvisers) to implement its principal investment strategies. The Income Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Income Portfolios assets (referred to as sleeves) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Income Portfolios assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.